Fair value measurements (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Equity Securities, FV-NI, Gain	¥ 1,803,081	¥ 0